Loan to third party (Details Narrative)				1 Months Ended	12 Months Ended
	Jan. 19, 2024	Nov. 01, 2022	Aug. 11, 2022	Sep. 30, 2025 SGD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Loan To Third Party
Loan interest rate percentage	1.00%
Maturity period	36 months	5 years	5 years
Loaned amount						$ 120,360	$ 153,306
Repayment of loan						47,640	$ 60,680
Loan to third parties						1,274,695				$ 1,623,608
Allowance for impairment of loan						960,655				1,223,608
Loan to third parties						$ 314,040				$ 400,000
Proceeds from repayment				$ 400,000	$ 502,283
Assets impairment loss					$ 102,283